S000093347 [Member] Investment Objectives and Goals - iShares S&P 500 ex S&P 100 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares S&P 500 ex S&P 100 ETF XOEF | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares S&P 500 ex S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of the large capitalization U.S. equities within the S&P 500 Index excluding companies within the S&P 100 Index.